Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities
Concentration of Exposures to Credit Risk in OTC Derivatives

	Billions of yen
	March 31, 2010
	Gross Fair Value of derivative assets	Impact of Master Netting Arrangements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥12,340	¥(11,353)	¥(594)	¥393

	Billions of yen
	March 31, 2011
	Gross Fair Value of derivative assets	Impact of Master Netting Arrangements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	¥12,733	¥(11,611)	¥(442)	¥680

	Translation into billions of U.S. dollars
	March 31, 2011
	Gross Fair Value of derivative assets	Impact of Master Netting Arrangements	Impact of Collateral	Net Exposure to Credit Risk
Financial institutions	$153.85	$(140.30)	$(5.34)	$8.21

Volume of Derivative Activity in Statement of Financial Position

	Billions of yen
	March 31, 2010
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2):
Equity contracts	¥19,070	¥1,562	¥18,391	¥1,681
Interest rate contracts	368,014	11,997	359,576	11,616
Credit contracts	33,611	2,053	36,103	2,020
Foreign exchange contracts	65,428	715	63,090	780
Commodity contracts	387	32	338	32

Total	¥486,510	¥16,359	¥477,498	¥16,129

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,030	¥27	¥472	¥3

Total	¥1,030	¥27	¥472	¥3

Total derivatives	¥487,540	¥16,386	¥477,970	¥16,132

	Billions of yen
	March 31, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	¥16,229	¥1,472	¥16,257	¥1,511
Interest rate contracts	652,220	11,937	689,543	11,759
Credit contracts	37,075	2,066	38,432	2,093
Foreign exchange contracts	52,150	1,315	61,310	1,384
Commodity contracts	753	97	555	107

Total	¥758,427	¥16,887	¥806,097	¥16,854

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,531	¥32	¥535	¥4
Foreign exchange contracts	20	0	116	2

Total	¥1,551	¥32	¥651	¥6

Total derivatives	¥759,978	¥16,919	¥806,748	¥16,860

	Translation into billions of U.S. dollars
	March 31, 2011
	Derivative Assets		Derivative Liabilities
	Notional	Fair Value	Notional(1)	Fair Value(1)
Derivatives used for trading purposes(2)(3):
Equity contracts	$196.10	$17.78	$196.44	$18.26
Interest rate contracts	7,880.85	144.23	8,331.83	142.09
Credit contracts	447.98	24.96	464.38	25.29
Foreign exchange contracts	630.14	15.89	740.82	16.72
Commodity contracts	9.10	1.17	6.71	1.29

Total	$9,164.17	$204.03	$9,740.18	$203.65

Derivatives designated as hedging instruments:
Interest rate contracts	$18.50	$0.39	$6.47	$0.05
Foreign exchange contracts	0.24	0.00	1.40	0.02

Total	$18.74	$0.39	$7.87	$0.07

Total derivatives	$9,182.91	$204.42	$9,748.05	$203.72

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
(3)	Includes derivatives used for non-trading purposes which are not designated as accounting hedges.

Derivative Amounts Included the Consolidated Statements of Operations

	Billions of yen		Translation into billions of U.S. dollars
	Year ended March 31
	2010	2011	2011
Derivatives used for trading purposes(1)(2):
Equity contracts	¥326	¥206	$2.49
Interest rate contracts	248	132	1.59
Credit contracts	(284)	88	1.06
Foreign exchange contracts	124	(171)	(2.07)
Commodity contracts	(1)	(10)	(0.12)

Total	¥413	¥245	$2.95

(1)	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds. Derivatives previously classified under "Other contracts" have been reclassified based on the above methodology. Previously reported amounts have been reclassified to conform to the current period presentation.
(2)	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as accounting hedges.

Fair Value Hedges

	Billions of yen		Translation into billions of U.S. dollars
	Year ended March 31
	2010	2011	2011
Derivatives designated as hedging instruments:
Interest rate contracts	¥14	¥22	$0.27

Total	¥14	¥22	$0.27

Hedged items:
Long-term borrowings	¥(14)	¥(22)	$(0.27)

Total	¥(14)	¥(22)	$(0.27)

Net Investment Hedges

	Billions of yen		Translation into billions of U.S. dollars
	Year ended March 31
	2010	2011	2011
Hedging instruments:
Foreign exchange contracts	¥—	¥0	$0.00
Long-term borrowings	—	17	0.21

Total	¥—	¥17	$0.21

(1)	The portion of the gains (losses) representing the amount of hedge ineffectiveness and the amount excluded from the assessment of hedge effectiveness are recognized within Revenue—Other in the consolidated statements of operations. There were no material gains (losses) during the year ended March 31, 2011.

Written Credit Derivatives and Purchased Credit Protection

	Billions of yen
	March 31, 2010
		Maximum Potential Payout/Notional					Notional
			Years to Maturity				Purchased Credit Protection
	Carrying value (Asset) / liability(1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(377)	¥14,659	¥104	¥3,249	¥5,741	¥5,565	¥12,988
Credit default indices	174	13,319	51	1,801	4,693	6,774	11,837
Other credit risk related portfolio products	135	3,874	—	566	1,856	1,452	2,208
Credit risk related options and swaptions	0	7	—	5	—	2	5

Total	¥(68)	¥31,859	¥155	¥5,621	¥12,290	¥13,793	¥27,038

	Billions of yen
	March 31, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥56	¥18,933	¥2,082	¥8,416	¥6,953	¥1,482	¥17,020
Credit default indices	117	12,666	806	4,372	6,275	1,213	10,956
Other credit risk related portfolio products	19	3,552	247	2,421	696	188	2,143
Credit risk related options and swaptions	0	212	4	—	208	—	121

Total	¥192	¥35,363	¥3,139	¥15,209	¥14,132	¥2,883	¥30,240

	Translation into billions of U.S. dollars
	March 31, 2011
		Maximum Potential Payout/Notional					Notional
	Carrying value (Asset) / liability(1)	Total	Years to Maturity				Purchased Credit Protection
			Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	$0.68	$228.77	$25.16	$101.69	$84.01	$17.91	$205.66
Credit default indices	1.41	153.05	9.74	52.83	75.82	14.66	132.38
Other credit risk related portfolio products	0.23	42.92	2.98	29.25	8.42	2.27	25.89
Credit risk related options and swaptions	0.00	2.56	0.05	—	2.51	—	1.46

Total	$2.32	$427.30	$37.93	$183.77	$170.76	$34.84	$365.39

(1)	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.

Written Credit Derivatives by External Credit Rating of the Underlying Asset

	Billions of yen
	March 31, 2010
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥668	¥922	¥4,469	¥4,912	¥2,201	¥1,487	¥14,659
Credit default indices	967	351	5,998	3,987	350	1,666	13,319
Other credit risk related portfolio products	23	—	—	—	—	3,851	3,874
Credit risk related options and swaptions	—	—	—	2	—	5	7

Total	¥1,658	¥1,273	¥10,467	¥8,901	¥2,551	¥7,009	¥31,859

	Billions of yen
	March 31, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	¥2,200	¥1,182	¥5,789	¥5,722	¥2,586	¥1,454	¥18,933
Credit default indices	1,228	375	5,592	3,202	577	1,692	12,666
Other credit risk related portfolio products	22	—	—	0	—	3,530	3,552
Credit risk related options and swaptions	25	—	29	154	4	—	212

Total	¥3,475	¥1,557	¥11,410	¥9,078	¥3,167	¥6,676	¥35,363

	Translation into billions of U.S. dollars
	March 31, 2011
	Maximum Potential Payout/Notional
	AAA	AA	A	BBB	BB	Other(1)	Total
Single-name credit default swaps	$26.58	$14.28	$69.95	$69.14	$31.25	$17.57	$228.77
Credit default indices	14.84	4.53	67.57	38.69	6.97	20.45	153.05
Other credit-risk related portfolio products	0.27	—	—	0.00	—	42.65	42.92
Credit-risk related options and swaptions	0.30	—	0.35	1.86	0.05	—	2.56

Total	$41.99	$18.81	$137.87	$109.69	$38.27	$80.67	$427.30

(1)	"Other" includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.